Financial risk - Credit quality of financial assets (Details) - Credit risk - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Financial risk
Financial assets	$ 828,050	$ 807,123
Parent Entity
Financial risk
Financial assets	881,755	862,437
Gross/Cost
Financial risk
Financial assets	830,864	809,989
Gross/Cost | Parent Entity
Financial risk
Financial assets	884,162	864,810
Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	808,953	788,597
Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	864,091	845,385
Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	586,393	569,645
Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	687,386	673,641
Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	213,693	210,856
Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	169,225	165,497
Gross/Cost | Neither past due nor impaired | Weak
Financial risk
Financial assets	8,867	8,096
Gross/Cost | Neither past due nor impaired | Weak | Parent Entity
Financial risk
Financial assets	7,480	6,247
Gross/Cost | Past due but not impaired
Financial risk
Financial assets	20,492	19,846
Gross/Cost | Past due but not impaired | Parent Entity
Financial risk
Financial assets	18,915	18,186
Gross/Cost | Impaired
Financial risk
Financial assets	1,419	1,546
Gross/Cost | Impaired | Parent Entity
Financial risk
Financial assets	1,156	1,239
Provision for impairment charges on loans
Financial risk
Financial assets	(2,814)	(2,866)
Provision for impairment charges on loans | Parent Entity
Financial risk
Financial assets	(2,407)	(2,373)
Receivables due from other financial institutions
Financial risk
Financial assets	5,790	7,128
Receivables due from other financial institutions | Parent Entity
Financial risk
Financial assets	5,711	6,357
Receivables due from other financial institutions | Gross/Cost
Financial risk
Financial assets	5,790	7,128
Receivables due from other financial institutions | Gross/Cost | Parent Entity
Financial risk
Financial assets	5,711	6,357
Receivables due from other financial institutions | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	5,790	7,128
Receivables due from other financial institutions | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	5,711	6,357
Receivables due from other financial institutions | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	5,775	7,119
Receivables due from other financial institutions | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	5,709	6,352
Receivables due from other financial institutions | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	15	9
Receivables due from other financial institutions | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	2	5
Trading securities and financial assets designated at fair value
Financial risk
Financial assets	21,865	24,995
Trading securities and financial assets designated at fair value | Parent Entity
Financial risk
Financial assets	20,346	22,875
Trading securities and financial assets designated at fair value | Gross/Cost
Financial risk
Financial assets	21,865	24,995
Trading securities and financial assets designated at fair value | Gross/Cost | Parent Entity
Financial risk
Financial assets	20,346	22,875
Trading securities and financial assets designated at fair value | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	21,865	24,995
Trading securities and financial assets designated at fair value | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	20,346	22,875
Trading securities and financial assets designated at fair value | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	21,720	24,973
Trading securities and financial assets designated at fair value | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	20,201	22,870
Trading securities and financial assets designated at fair value | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	145	22
Trading securities and financial assets designated at fair value | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	145	5
Derivative financial instruments
Financial risk
Financial assets	24,101	24,033
Derivative financial instruments | Parent Entity
Financial risk
Financial assets	23,562	23,823
Derivative financial instruments | Gross/Cost
Financial risk
Financial assets	24,101	24,033
Derivative financial instruments | Gross/Cost | Parent Entity
Financial risk
Financial assets	23,562	23,823
Derivative financial instruments | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	24,101	24,032
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	23,562	23,822
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	23,692	23,184
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	23,155	22,974
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	406	815
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	404	815
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Weak
Financial risk
Financial assets	3	33
Derivative financial instruments | Gross/Cost | Neither past due nor impaired | Weak | Parent Entity
Financial risk
Financial assets	3	33
Derivative financial instruments | Gross/Cost | Impaired
Financial risk
Financial assets		1
Derivative financial instruments | Gross/Cost | Impaired | Parent Entity
Financial risk
Financial assets		1
Available-for-sale securities
Financial risk
Financial assets	60,735	60,245
Available-for-sale securities | Parent Entity
Financial risk
Financial assets	56,446	55,743
Available-for-sale securities | Gross/Cost
Financial risk
Financial assets	60,735	60,245
Available-for-sale securities | Gross/Cost | Parent Entity
Financial risk
Financial assets	56,446	55,743
Available-for-sale securities | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	60,735	60,245
Available-for-sale securities | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	56,446	55,743
Available-for-sale securities | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	60,229	59,752
Available-for-sale securities | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	56,443	55,737
Available-for-sale securities | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	506	493
Available-for-sale securities | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	3	6
Loans | Impaired
Financial risk
Financial assets	763	828	$ 1,092	$ 1,018	$ 1,293
Loans | Impaired | Parent Entity
Financial risk
Financial assets	608	640
Loans | Gross/Cost | Impaired
Financial risk
Financial assets	1,416	1,542
Loans | Gross/Cost | Impaired | Parent Entity
Financial risk
Financial assets	1,154	1,236
Loans | Provision for impairment charges on loans | Impaired
Financial risk
Financial assets	(653)	(714)
Loans | Provision for impairment charges on loans | Impaired | Parent Entity
Financial risk
Financial assets	(546)	(596)
Loans - housing and personal
Financial risk
Financial assets	513,921	495,820
Loans - housing and personal | Parent Entity
Financial risk
Financial assets	466,051	448,398
Loans - housing and personal | Impaired
Financial risk
Financial assets	385	375
Loans - housing and personal | Impaired | Parent Entity
Financial risk
Financial assets	331	297
Loans - housing and personal | Gross/Cost
Financial risk
Financial assets	515,224	497,151
Loans - housing and personal | Gross/Cost | Parent Entity
Financial risk
Financial assets	467,176	449,489
Loans - housing and personal | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	498,375	479,931
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	451,560	433,635
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	379,383	363,026
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	359,843	344,739
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	114,627	113,363
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	87,667	85,673
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Weak
Financial risk
Financial assets	4,365	3,542
Loans - housing and personal | Gross/Cost | Neither past due nor impaired | Weak | Parent Entity
Financial risk
Financial assets	4,050	3,223
Loans - housing and personal | Gross/Cost | Past due but not impaired
Financial risk
Financial assets	16,162	16,539
Loans - housing and personal | Gross/Cost | Past due but not impaired | Parent Entity
Financial risk
Financial assets	15,044	15,312
Loans - housing and personal | Gross/Cost | Impaired
Financial risk
Financial assets	687	681
Loans - housing and personal | Gross/Cost | Impaired | Parent Entity
Financial risk
Financial assets	572	542
Loans - housing and personal | Provision for impairment charges on loans
Financial risk
Financial assets	(1,303)	(1,331)
Loans - housing and personal | Provision for impairment charges on loans | Parent Entity
Financial risk
Financial assets	(1,125)	(1,091)
Loans - housing and personal | Provision for impairment charges on loans | Impaired
Financial risk
Financial assets	(302)	(306)
Loans - housing and personal | Provision for impairment charges on loans | Impaired | Parent Entity
Financial risk
Financial assets	(241)	(245)
Loans - business
Financial risk
Financial assets	195,769	189,099
Loans - business | Parent Entity
Financial risk
Financial assets	164,117	157,839
Loans - business | Impaired
Financial risk
Financial assets	378	453
Loans - business | Impaired | Parent Entity
Financial risk
Financial assets	277	343
Loans - business | Gross/Cost
Financial risk
Financial assets	197,280	190,634
Loans - business | Gross/Cost | Parent Entity
Financial risk
Financial assets	165,399	159,121
Loans - business | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	192,258	186,500
Loans - business | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	160,979	155,584
Loans - business | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	90,408	86,437
Loans - business | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	76,995	74,019
Loans - business | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	97,369	95,556
Loans - business | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	80,572	78,584
Loans - business | Gross/Cost | Neither past due nor impaired | Weak
Financial risk
Financial assets	4,481	4,507
Loans - business | Gross/Cost | Neither past due nor impaired | Weak | Parent Entity
Financial risk
Financial assets	3,412	2,981
Loans - business | Gross/Cost | Past due but not impaired
Financial risk
Financial assets	4,293	3,273
Loans - business | Gross/Cost | Past due but not impaired | Parent Entity
Financial risk
Financial assets	3,838	2,843
Loans - business | Gross/Cost | Impaired
Financial risk
Financial assets	729	861
Loans - business | Gross/Cost | Impaired | Parent Entity
Financial risk
Financial assets	582	694
Loans - business | Provision for impairment charges on loans
Financial risk
Financial assets	(1,511)	(1,535)
Loans - business | Provision for impairment charges on loans | Parent Entity
Financial risk
Financial assets	(1,282)	(1,282)
Loans - business | Provision for impairment charges on loans | Impaired
Financial risk
Financial assets	(351)	(408)
Loans - business | Provision for impairment charges on loans | Impaired | Parent Entity
Financial risk
Financial assets	(305)	(351)
Regulatory deposits with central banks overseas
Financial risk
Financial assets	1,355	1,048
Regulatory deposits with central banks overseas | Parent Entity
Financial risk
Financial assets	1,248	945
Regulatory deposits with central banks overseas | Gross/Cost
Financial risk
Financial assets	1,355	1,048
Regulatory deposits with central banks overseas | Gross/Cost | Parent Entity
Financial risk
Financial assets	1,248	945
Regulatory deposits with central banks overseas | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	1,355	1,048
Regulatory deposits with central banks overseas | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	1,248	945
Regulatory deposits with central banks overseas | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	1,122	814
Regulatory deposits with central banks overseas | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	1,122	814
Regulatory deposits with central banks overseas | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	233	234
Regulatory deposits with central banks overseas | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	126	131
Due from subsidiaries | Parent Entity
Financial risk
Financial assets	140,597	142,455
Due from subsidiaries | Gross/Cost | Parent Entity
Financial risk
Financial assets	140,597	142,455
Due from subsidiaries | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	140,597	142,455
Due from subsidiaries | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	140,597	142,455
Other financial assets
Financial risk
Financial assets	4,514	4,755
Accrued interest	1,276	1,193
Securities sold not yet delivered	1,264	1,408
Other financial assets | Parent Entity
Financial risk
Financial assets	3,677	4,002
Accrued interest	1,103	1,029
Securities sold not yet delivered	1,264	1,388
Other financial assets | Gross/Cost
Financial risk
Financial assets	4,514	4,755
Other financial assets | Gross/Cost | Parent Entity
Financial risk
Financial assets	3,677	4,002
Other financial assets | Gross/Cost | Neither past due nor impaired
Financial risk
Financial assets	4,474	4,718
Other financial assets | Gross/Cost | Neither past due nor impaired | Parent Entity
Financial risk
Financial assets	3,642	3,969
Other financial assets | Gross/Cost | Neither past due nor impaired | Strong
Financial risk
Financial assets	4,064	4,340
Other financial assets | Gross/Cost | Neither past due nor impaired | Strong | Parent Entity
Financial risk
Financial assets	3,321	3,681
Other financial assets | Gross/Cost | Neither past due nor impaired | Good/Satisfactory
Financial risk
Financial assets	392	364
Other financial assets | Gross/Cost | Neither past due nor impaired | Good/Satisfactory | Parent Entity
Financial risk
Financial assets	306	278
Other financial assets | Gross/Cost | Neither past due nor impaired | Weak
Financial risk
Financial assets	18	14
Other financial assets | Gross/Cost | Neither past due nor impaired | Weak | Parent Entity
Financial risk
Financial assets	15	10
Other financial assets | Gross/Cost | Past due but not impaired
Financial risk
Financial assets	37	34
Other financial assets | Gross/Cost | Past due but not impaired | Parent Entity
Financial risk
Financial assets	33	31
Other financial assets | Gross/Cost | Impaired
Financial risk
Financial assets	3	3
Other financial assets | Gross/Cost | Impaired | Parent Entity
Financial risk
Financial assets	$ 2	$ 2